Provision for income taxes expenses (Details) - Schedule of income tax expenses - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of income tax expenses [Abstract]
Current tax expenses		€ 29,331	€ 8,236
Total current tax expenses		€ 29,331	€ 8,236